Summary of Significant Accounting Policies - Liquidity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 29, 2021 USD ($)	Aug. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 08, 2018 CNY (¥)	Aug. 08, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Net loss	¥ (87,417)	$ (13,397,000)	¥ 161,671	¥ 155,546
Cash flows from operating activities	(901,888)	(138,221,000)	(244,322)	(651,462)
Cash flow providing by financing activities	705,483	$ 108,120,000	54,354	995,948
Cash	729,604		954,136	¥ 1,126,407			$ 111,816,000	$ 146,228,000			¥ 632,439
Working capital | ¥	3,290,630
Accumulated deficit	¥ (1,206,436)		¥ (1,126,330)				$ (184,893,000)
Principal amount									¥ 1,195,478	$ 175,000,000
Subsequent Event
Principal amount | $					$ 203,257,000	$ 175,000